UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12001

Peninsula Capital Management, LP is no longer the General Partner of Peninsula Fund L.P.. Since Peninsula Capital Management, LP is now the General Partner of Peninsula Fund L.P., it will file holdings reports henceforth.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Bedford
Title:    Executive Officer
Phone:    (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     No.  Form 13F File Number            Name

          None                            None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  130

Form 13F Information Table Value Total:  $413,995
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.   Form 13F File Number     Name

    1.    028-12522                Peninsula Master Fund, Ltd


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF                   VALUE     SHRS OR  SH/ PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP      (x1000)   PRN AMT  PRN CALL   DISCRETION      MNGRS  SOLE    SHARED   NONE

ABAXIS INC                         COM         002567105   3,929    175,000  SH       SHARED - DEFINED   1             175,000
ABAXIS INC                         COM         002567105     786     35,000  SH            SOLE                35,000
AEROVIRONMENT INC                  COM         008073108   1,151     50,000  SH       SHARED - DEFINED   1              50,000
AKAMAI TECHNOLOGIES INC            COM         00971T101   2,155     75,000  SH       SHARED - DEFINED   1              75,000
AKAMAI TECHNOLOGIES INC            COM         00971T101   2,873    100,000  SH            SOLE               100,000
AMERICAN OIL & GAS INC NEW         COM         28723104      176     30,273  SH            SOLE                30,273
AMTRUST FINANCIAL SERVICES I       COM         32359309    3,564    234,922  SH            SOLE               234,922
AMTRUST FINANCIAL SERVICES I       COM         032359309  10,753    708,850  SH       SHARED - DEFINED   1             708,850
AUTOBYTEL INC                      COM         05275N106   4,890  1,500,000  SH            SOLE             1,500,000
BARRICK GOLD CORP                  COM         067901108   1,007     25,000  SH       SHARED - DEFINED   1              25,000
BAUER EDDIE HLDGS INC              COM         071625107   3,473    403,832  SH            SOLE               403,832
BAUER EDDIE HLDGS INC              COM         071625107   7,881    916,498  SH       SHARED - DEFINED   1             916,498
BE AEROSPACE INC                   COM         73302101      995     23,993  SH            SOLE                23,993
BROCADE COMMUNICATIONS SYS I     COM NEW       111621306   2,568    300,000  SH            SOLE               300,000
CASTLEPOINT HOLDINGS LTD           COM         G19522112   1,977    171,900  SH            SOLE               171,900
CASTLEPOINT HOLDINGS LTD           COM         G19522112   2,775    241,284  SH       SHARED - DEFINED   1             241,284
CISCO SYS INC                      COM         17275R102   4,141    125,000  SH       SHARED - DEFINED   1             125,000
COGENT INC                         COM         19239Y108   2,117    135,000  SH       SHARED - DEFINED   1             135,000
COINSTAR INC                       COM         19259P300   2,204     68,521  SH       SHARED - DEFINED   1              68,521
COINSTAR INC                       COM         19259P300   1,068     33,204  SH            SOLE                33,204
COMTECH GROUP INC                COM NEW       205821200     455     25,000  SH       SHARED - DEFINED   1              25,000
CONTANGO OIL & GAS COMPANY       COM NEW       21075N204   2,082     57,500  SH            SOLE                57,500
CONTANGO OIL & GAS COMPANY       COM NEW       21075N204  11,041    305,000  SH       SHARED - DEFINED   1             305,000
CYBERSOURCE CORP                   COM         23251J106     240     20,507  SH       SHARED - DEFINED   1              20,507
CYBERSOURCE CORP                   COM         23251J106     585     50,000  SH            SOLE                50,000
DUCOMMUN INC DEL                   COM         264147109     808     25,000  SH       SHARED - DEFINED   1              25,000
EBAY INC                           COM         278642103   1,366     35,000  SH            SOLE                35,000
EBAY INC                           COM         278642103   1,561     40,000  SH       SHARED - DEFINED   1              40,000
ELECTROGLAS INC                    COM         285324109   2,792  1,213,889  SH            SOLE             1,213,889
ELECTROGLAS INC                    COM         285324109   2,990  1,300,000  SH       SHARED - DEFINED   1           1,300,000
ELOYALTY CORP                    COM NEW       290151307   5,901    429,188  SH            SOLE               429,188
ELOYALTY CORP                    COM NEW       290151307   6,567    477,566  SH       SHARED - DEFINED   1             477,566
ENERGY PARTNERS LTD                COM         29270U105   1,395     95,000  SH       SHARED - DEFINED   1              95,000
ENGLOBAL CORP                      COM         293306106   1,769    155,000  SH            SOLE               155,000
ETRIALS WORLDWIDE INC              COM         29786P103   3,402    837,880  SH       SHARED - DEFINED   1             837,880
FBR CAPITAL MARKETS CORP           COM         30247C301   1,564    120,000  SH            SOLE               120,000
FBR CAPITAL MARKETS CORP           COM         30247C301   3,101    238,000  SH       SHARED - DEFINED   1             238,000
FIRST CONSULTING GROUP INC         COM         31986R103   1,697    164,761  SH       SHARED - DEFINED   1             164,761
FRANKLIN BK CORP DEL               COM         352451108   2,760    300,000  SH       SHARED - DEFINED   1             300,000
GLOBECOMM SYSTEMS INC              COM         37956X103   2,652    200,000  SH       SHARED - DEFINED   1             200,000
GMARKET INC                      SPON ADR      38012G100   1,759     75,000  SH       SHARED - DEFINED   1              75,000
GOLDEN STAR RES LTD CDA            COM         38119T104   1,215    300,000  SH       SHARED - DEFINED   1             300,000
GOLDLEAF FINANCIAL SOLUTIONS     COM NEW       38144H208     655    201,675  SH            SOLE               201,675
GOLDLEAF FINANCIAL SOLUTIONS     COM NEW       38144H208   1,234    379,780  SH       SHARED - DEFINED   1             379,780
GSE SYSTEMS INC                    COM         36227K106   5,384    800,000  SH       SHARED - DEFINED   1             800,000
GTSI CORP                          COM         36238K103   2,790    248,025  SH            SOLE               248,025
GTSI CORP                          COM         36238K103   8,724    775,499  SH       SHARED - DEFINED   1             775,499
HALLIBURTON CO                     COM         406216101   1,037     27,000  SH            SOLE                27,000
HALLIBURTON CO                     COM         406216101   2,304     60,000  SH       SHARED - DEFINED   1              60,000
HORSEHEAD HLDG CORP                COM         440694305   2,924    130,400  SH            SOLE               130,400
HORSEHEAD HLDG CORP                COM         440694305   5,717    255,000  SH       SHARED - DEFINED   1             255,000
HUTCHINSON TECHNOLOGY INC          COM         448407106   4,551    185,000  SH       SHARED - DEFINED   1             185,000
HUTCHINSON TECHNOLOGY INC          COM         448407106     615     25,000  SH            SOLE                25,000
IONA TECHNOLOGIES PLC         SPONSORED ADR    46206P109   8,659  2,249,028  SH            SOLE             2,249,028
IONA TECHNOLOGIES PLC         SPONSORED ADR    46206P109  12,501  3,247,024  SH       SHARED - DEFINED   1           3,247,024
LA Z BOY INC                       COM         505336107     738    100,000  SH       SHARED - DEFINED   1             100,000
LEAPFROG ENTERPRISES INC           CL A        52186N106     447     54,200  SH       SHARED - DEFINED   1              54,200
LIMELIGHT NETWORKS INC             COM         53261M104   2,012    227,126  SH       SHARED - DEFINED   1             227,126
LIMELIGHT NETWORKS INC             COM         53261M104   1,861    210,100  SH            SOLE               210,100
LULULEMON ATHETICA INC             COM         550021109   2,942     70,000  SH       SHARED - DEFINED   1              70,000
MARTEK BIOSCIENCES CORP            COM         572901106      87      3,003  SH            SOLE                 3,003
MARTEK BIOSCIENCES CORP            COM         572901106   1,103     38,002  SH       SHARED - DEFINED   1              38,002
MAXIM INTEGRATED PRODS INC         COM         57772K101   1,468     50,000  SH       SHARED - DEFINED   1              50,000
MEDIWARE INFORMATION SYS INC       COM         584946107   1,968    300,000  SH            SOLE               300,000
MEDIWARE INFORMATION SYS INC       COM         584946107   8,988  1,370,052  SH       SHARED - DEFINED   1           1,370,052
MERCADOLIBRE INC                   COM         58733R102     363     10,000  SH       SHARED - DEFINED   1              10,000
MICROFINANCIAL INC                 COM         595072109      80     13,354  SH            SOLE                13,354
MIVA INC                           COM         55311R108   1,888    400,000  SH       SHARED - DEFINED   1             400,000
MIVA INC                           COM         55311R108   8,071  1,710,000  SH            SOLE             1,710,000
NEWMONT MINING CORP                COM         651639106  12,301    275,000  SH       SHARED - DEFINED   1             275,000
NEWMONT MINING CORP                COM         651639106     671     15,000  SH            SOLE                15,000
NEWPARK RES INC               COM PAR $.01NEW  651718504     456     85,000  SH            SOLE                85,000
OMNIVISION TECHNOLOGIES INC        COM         682128103   1,477     65,000  SH       SHARED - DEFINED   1              65,000
OPLINK COMMUNICATIONS INC        COM NEW       68375Q403   1,708    125,000  SH            SOLE               125,000
OPNET TECHNOLOGIES INC             COM         683757108     580     50,000  SH            SOLE                50,000
OVERLAND STORAGE INC               COM         690310107     421    244,960  SH       SHARED - DEFINED   1             244,960
PARLUX FRAGRANCES INC              COM         701645103     907    233,214  SH       SHARED - DEFINED   1             233,214
PDI INC                            COM         69329V100   5,781    556,966  SH       SHARED - DEFINED   1             556,966
PERFORMANCE TECHNOLOGIES INC       COM         71376K102     795    158,726  SH       SHARED - DEFINED   1             158,726
PETROHAWK ENERGY CORP              COM         716495106     821     50,000  SH       SHARED - DEFINED   1              50,000
PIONEER NAT RES CO                 COM         723787107     900     20,000  SH            SOLE                20,000
PIONEER NAT RES CO                 COM         723787107  11,470    255,000  SH       SHARED - DEFINED   1             255,000
PLX TECHNOLOGY INC                 COM         693417107  10,626    983,844  SH       SHARED - DEFINED   1             983,844
PLX TECHNOLOGY INC                 COM         693417107   3,780    350,000  SH            SOLE               350,000
POWERWAVE TECHNOLOGIES INC         COM         739363109   3,696    600,000  SH            SOLE               600,000
PRG-SCHULTZ INTERNATIONAL IN     COM NEW       69357C503   2,913    214,470  SH       SHARED - DEFINED   1             214,470
QIAO XING MOBILE COMM CO LTD       SHS         G73031109   2,942    301,700  SH       SHARED - DEFINED   1             301,700
QIAO XING MOBILE COMM CO LTD       SHS         G73031109   2,406    246,750  SH            SOLE               246,750
QUEST RESOURCE CORP              COM NEW       748349305   3,438    356,282  SH            SOLE               356,282
QUEST RESOURCE CORP              COM NEW       748349305   4,825    500,000  SH       SHARED - DEFINED   1             500,000
RF MICRODEVICES INC                COM         749941100   1,346    200,000  SH       SHARED - DEFINED   1             200,000
RF MICRODEVICES INC                COM         749941100     673    100,000  SH            SOLE               100,000
SEAGATE TECHNOLOGY                 SHS         G7945J104   6,039    236,100  SH            SOLE               236,100
SEAGATE TECHNOLOGY                 SHS         G7945J104  14,709    575,000  SH       SHARED - DEFINED   1             575,000
SEMTECH                            COM         816850101   1,024     50,000  SH       SHARED - DEFINED   1              50,000
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR    82706C108   3,377    150,000  SH            SOLE               150,000
SIRENZA MICRODEVICES INC           COM         82966T106   5,187    300,000  SH            SOLE               300,000
SKYWORKS SOLUTIONS INC             COM         83088M102   4,972    550,000  SH            SOLE               550,000
SKYWORKS SOLUTIONS INC             COM         83088M102   2,938    325,000  SH       SHARED - DEFINED   1             325,000
SM&A                               COM         78465D105   2,998    428,240  SH       SHARED - DEFINED   1             428,240
SOLARFUN POWER HOLDINGS CO L  SPONSORED ADR    83415U108   3,423    260,679  SH       SHARED - DEFINED   1             260,679
SOLARFUN POWER HOLDINGS CO L  SPONSORED ADR    83415U108   3,611    275,000  SH            SOLE               275,000
SUNRISE SENIOR LIVING INC          COM         86768K106   1,470    700,000  SH            SOLE               700,000
SUNTECH PWR HLDGS CO LTD           ADR         86800C104   4,988    125,000  SH            SOLE               125,000
SUPER MICRO COMPUTER INC           COM         86800U104     488     50,000  SH            SOLE                50,000
T-3 ENERGY SRVCS INC               COM         87306E107     213      5,000  SH            SOLE                 5,000
TECH DATA CORP                     COM         878237106   2,808     70,000  SH       SHARED - DEFINED   1              70,000
TERRA INDS INC                     COM         880915103     313     10,000  SH       SHARED - DEFINED   1              10,000
TIER TECHNOLOGIES INC              CL B        88650Q100   3,042    298,200  SH            SOLE               298,200
TIER TECHNOLOGIES INC              CL B        88650Q100   8,108    794,915  SH       SHARED - DEFINED   1             794,915
TOWER GROUP INC                    COM         891777104     868     33,150  SH            SOLE                33,150
TOWER GROUP INC                    COM         891777104     923     35,246  SH       SHARED - DEFINED   1              35,246
TRINA SOLAR LIMITED           SPONSORED ADR    89628E104   3,988     70,000  SH            SOLE                70,000
TRIQUINT SEMICONDUCTOR INC         COM         89674K103   1,964    400,000  SH            SOLE               400,000
TRM CORP                           COM         872636105     608    676,074  SH       SHARED - DEFINED   1             676,074
TRUE RELIGION APPAREL INC          COM         89784N104   2,290    130,100  SH            SOLE               130,100
TRUE RELIGION APPAREL INC          COM         89784N104   6,630    376,678  SH       SHARED - DEFINED   1             376,678
TUESDAY MORNING CORP             COM NEW       899035505   1,102    122,570  SH       SHARED - DEFINED   1             122,570
TXCO RES INC                       COM         87311M102   1,702    190,000  SH       SHARED - DEFINED   1             190,000
ULTRA PETROLEUM CORP               COM         903914109     976     15,734  SH            SOLE                15,734
ULTRA PETROLEUM CORP               COM         903914109   6,204    100,000  SH       SHARED - DEFINED   1             100,000
VENOCO INC                         COM         92275P307   3,140    183,115  SH            SOLE               183,115
VENOCO INC                         COM         92275P307   9,400    548,088  SH       SHARED - DEFINED   1             548,088
VERAZ NETWORKS INC                 COM         923359103   1,476    210,300  SH            SOLE               210,300
VISUAL SCIENCES INC                COM         92845H108   3,610    250,000  SH       SHARED - DEFINED   1             250,000
VISUAL SCIENCES INC                COM         92845H108   5,776    400,000  SH            SOLE               400,000
WEATHERFORD INTERNATIONAL LT       COM         G95089101   5,039     75,000  SH       SHARED - DEFINED   1              75,000
WEST MARINE INC.                   COM         954235107     615     53,262  SH       SHARED - DEFINED   1              53,262
WESTERN DIGITAL CORP               COM         958102105     360     14,200  SH            SOLE                14,200
WET SEAL INC                       CL A        961840105     518    133,900  SH            SOLE               133,900
WET SEAL INC                       CL A        961840105   4,875  1,259,780  SH       SHARED - DEFINED   1           1,259,780



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